Convertible note (Details Narrative) - USD ($)		1 Months Ended	6 Months Ended		12 Months Ended
	Sep. 05, 2024	Jun. 29, 2023	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Original issue discount				$ 140,000
Gain on debt extinguishment			$ 31,969
Exchange agreemen [Member]
Interest rate	7.00%
Maturity date			Sep. 04, 2025
Note payble	$ 1,525,213
Exchange fee	300,000
Remaining outstanding balance	$ 1,225,213
Description of forbearance agreement	increase by 0.5% as of such fifth day. Streeterville shall have the right to increase the balance of the September 2024 Exchange Note by 10% for a major trigger event and 5% for a minor trigger event as defined in the Exchange Agreement, with an aggregate of 25% as the maximum increase in the outstanding balance
Top (Member)
Maximum monthly redemption payment obligation	$ 300,000
Bottom (Member)
Maximum monthly redemption payment obligation	$ 150,000
Streeterville Capital LLC [Member]
Gross proceeds		$ 2,000,000
Converted common shares		230,962	192,059		222,483	8,479
Loss on change in fair value of convertible note			$ 150,000	$ 66,259
Original issue discount			$ 140,000
Pincipal amount		$ 2,160,000
Interest rate			7.00%
Streeterville's fees			$ 20,000
Stock based compensation					$ 610,227
Note prepayment terms, description			The Company may prepay all or a portion of the Note at any time by paying 105% of the outstanding balance elected for pre-payment
Gain on debt extinguishment					298,213
Fair value of convertible notes			$ 348,000		$ 198,000